UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31, 2003

Date of reporting period:  MAY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA GNMA TRUST - MAY 31, 2003


[LOGO OF USAA]
   USAA(R)

                      USAA GNMA Trust(R)

                               [GRAPHIC OF USAA GNMA TRUST]

            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
            MAY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        5

FINANCIAL INFORMATION

    Independent Auditors' Report                                 13

    Portfolio of Investments                                     14

    Notes to Portfolio of Investments                            16

    Financial Statements                                         17

    Notes to Financial Statements                                20

DIRECTORS' INFORMATION                                           30

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                     "

                                   ... ADHERE TO YOUR ASSET ALLOCATION
[PHOTO OF CHRISTOPHER W. CLAUS]       AND DIVERSIFICATION STRATEGY - AND
                                       WORK WITH SKILLED PROFESSIONALS
                                               WHO CAN HELP ....

                                                     "
--------------------------------------------------------------------------------

                 Lowest interest rates in decades. New tax cuts. Jobless recovery. Dow breaks 9000.

                 Headlines such as these are designed to grab our attention. But sometimes the hype can make it easy to forget the investing lessons we've learned over the last few years.

                 That's why it's so important to have a plan. It can keep you from making emotional decisions and help you ride out the inevitable ups and downs of the markets. An asset allocation and diversification strategy based on your goals, needs, and appetite for risk should be at the heart of your plan. After all, you don't want to take on more risk than you can tolerate. Do you want to try to get more return on your principal, or do you want to be assured of the return of your principal? It is a classic question of risk versus reward.

                 Investors seem to be trading where there is price momentum rather than on fundamental valuations. This is a rotation of investment styles called "momentum investing" in which people put money into whatever is going up, hoping to make a profit, and then move on to the next opportunity.

                 While stock and bond market performance improved dramatically during the spring, it is important to remember that the markets

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 tend to overreact in the short term, reverting to the mean over the long term. Right now, stock prices are high by historical standards. For prices to stay high, interest rates need to remain low and corporate profits must show consistent strength. In the bond market, investors have been moving from sector to sector, looking for ways to make money. Recently, they piled in, then out of, longer-term Treasuries.

                 A more prudent approach is to adhere to your asset allocation and diversification strategy, and call on our team of skilled professionals who can help you develop and stick to your plan.

                 At USAA, we remain committed to providing you with outstanding resources - a market-tested portfolio management team, world-class service, and pure no-load mutual funds, without excessive fees, sales loads, or contractual plans, and with competitive expense ratios. Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GNMA TRUST

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------
                                         5/31/03                    5/31/02
--------------------------------------------------------------------------------
Net Assets                           $751.8 Million              $589.2 Million
Net Asset Value Per Share                 $10.16                     $10.08

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 5/31/03
--------------------------------------------------------------------------------
1 YEAR               5 YEARS                10 YEARS            30-DAY SEC YIELD
6.49%                 6.02%                  6.44%                    3.98%


* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LEHMAN BROTHERS        USAA            LIPPER GNMA       LIPPER GNMA
                  GNMA 30-YEAR         GNMA               FUNDS             FUNDS
                     INDEX             TRUST               INDEX            AVERAGE
                ---------------        -----           -----------       -----------
 5/31/1993         $10000.00         $10000.00          $10000.00         $10000.00
 6/30/1993          10081.22          10126.26           10109.85          10111.32
 7/31/1993          10124.42          10158.15           10157.24          10158.56
 8/31/1993          10146.58          10166.67           10209.37          10216.13
 9/30/1993          10154.39          10132.08           10209.37          10213.65
10/31/1993          10170.65          10171.05           10233.92          10240.18
11/30/1993          10156.19          10108.68           10174.04          10178.44
12/31/1993          10251.51          10230.41           10254.60          10259.77
 1/31/1994          10329.58          10283.24           10352.39          10358.26
 2/28/1994          10280.52          10263.96           10252.88          10261.01
 3/31/1994          10003.34          10100.00            9993.97           9993.98
 4/30/1994           9935.26          10034.40            9924.18           9923.34
 5/31/1994           9963.31          10065.27            9938.40           9941.71
 6/30/1994           9947.34          10093.17            9911.26           9914.10
 7/31/1994          10144.87          10220.94           10076.68          10082.21
 8/31/1994          10174.36          10254.09           10098.65          10102.42
 9/30/1994          10029.95          10189.72            9965.54           9966.83
10/31/1994          10012.45          10178.10            9936.68           9937.93
11/30/1994           9987.15          10145.51            9912.55           9912.49
12/31/1994          10101.68          10228.09           10006.03          10008.53
 1/31/1995          10312.13          10400.53           10196.88          10199.23
 2/28/1995          10584.69          10626.41           10444.58          10444.51
 3/31/1995          10634.79          10650.35           10484.65          10486.55
 4/30/1995          10793.68          10768.74           10620.35          10623.29
 5/31/1995          11122.00          11126.19           10954.64          10963.47
 6/30/1995          11200.31          11203.58           11020.12          11028.69
 7/31/1995          11223.20          11181.06           11020.98          11029.28
 8/31/1995          11339.62          11359.66           11135.14          11143.32
 9/30/1995          11452.62          11469.75           11242.84          11256.27
10/31/1995          11545.42          11595.88           11346.66          11359.70
11/30/1995          11679.50          11765.15           11484.52          11500.93
12/31/1995          11830.42          11941.89           11629.26          11646.63
 1/31/1996          11911.80          12011.71           11697.76          11716.03
 2/29/1996          11822.45          11765.96           11564.64          11579.52
 3/31/1996          11792.80          11653.09           11517.20          11531.75
 4/30/1996          11762.18          11606.79           11473.97          11485.59
 5/31/1996          11721.72          11531.81           11428.24          11441.34
 6/30/1996          11877.22          11677.95           11556.40          11568.64
 7/31/1996          11922.37          11704.00           11598.10          11609.04
 8/31/1996          11926.37          11747.27           11597.87          11607.25
 9/30/1996          12127.33          11925.94           11781.63          11789.37
10/31/1996          12374.61          12176.44           12013.76          12027.68
11/30/1996          12557.30          12366.56           12194.13          12209.72
12/31/1996          12489.12          12292.73           12115.72          12128.20
 1/31/1997          12586.15          12387.49           12193.65          12206.31
 2/28/1997          12632.73          12433.20           12224.90          12231.16
 3/31/1997          12506.19          12305.02           12108.23          12099.42
 4/30/1997          12713.02          12475.79           12294.37          12287.27
 5/31/1997          12845.44          12596.55           12404.44          12402.40
 6/30/1997          12999.07          12772.64           12550.51          12547.22
 7/31/1997          13233.91          13010.38           12787.02          12806.60
 8/31/1997          13206.27          12939.69           12746.70          12756.37
 9/30/1997          13382.62          13121.42           12914.67          12925.01
10/31/1997          13520.69          13281.56           13042.94          13058.53
11/30/1997          13564.24          13306.41           13071.22          13087.72
12/31/1997          13686.84          13461.62           13200.11          13213.54
 1/31/1998          13820.35          13649.89           13329.61          13350.51
 2/28/1998          13851.15          13614.83           13348.09          13367.22
 3/31/1998          13909.55          13704.25           13395.55          13413.23
 4/30/1998          13990.11          13789.22           13472.05          13485.75
 5/31/1998          14086.30          13938.31           13568.08          13590.73
 6/30/1998          14145.40          14071.45           13626.96          13652.09
 7/31/1998          14225.68          14105.13           13690.73          13709.94
 8/31/1998          14336.63          14329.40           13819.04          13845.27
 9/30/1998          14506.90          14651.33           13989.75          14029.42
10/31/1998          14493.40          14365.07           13916.19          13947.60
11/30/1998          14575.92          14526.88           13996.00          14029.67
12/31/1998          14635.39          14573.55           14050.66          14085.42
 1/31/1999          14739.18          14685.61           14135.90          14167.84
 2/28/1999          14690.86          14351.38           14042.73          14058.69
 3/31/1999          14779.74          14502.98           14131.17          14146.95
 4/30/1999          14850.60          14536.56           14192.91          14209.13
 5/31/1999          14774.72          14375.14           14090.77          14102.68
 6/30/1999          14714.19          14269.69           14013.09          14027.14
 7/31/1999          14617.29          13997.01           13921.21          13935.85
 8/31/1999          14611.71          13844.81           13907.56          13914.84
 9/30/1999          14848.20          14110.90           14134.48          14139.77
10/31/1999          14937.05          14124.93           14199.33          14195.51
11/30/1999          14943.30          14133.73           14201.08          14202.93
12/31/1999          14912.77          14047.07           14140.08          14137.82
 1/31/2000          14778.31          13977.72           14016.74          14015.88
 2/29/2000          14969.34          14179.80           14189.54          14182.74
 3/31/2000          15209.26          14353.49           14412.08          14404.45
 4/30/2000          15194.30          14278.27           14379.40          14377.55
 5/31/2000          15251.90          14413.73           14437.71          14429.27
 6/30/2000          15532.12          14699.95           14683.07          14684.27
 7/31/2000          15613.00          14771.19           14743.59          14738.20
 8/31/2000          15849.59          15014.14           14960.56          14953.58
 9/30/2000          15996.96          15113.12           15089.20          15082.45
10/31/2000          16117.35          15236.07           15183.51          15176.15
11/30/2000          16343.59          15499.25           15415.17          15405.33
12/31/2000          16574.77          15756.44           15636.16          15630.85
 1/31/2001          16845.82          15994.07           15874.00          15863.37
 2/28/2001          16919.79          16112.45           15954.31          15952.78
 3/31/2001          17020.91          16227.93           16033.47          16040.58
 4/30/2001          17048.89          16184.75           16033.90          16018.25
 5/31/2001          17192.05          16271.87           16142.88          16122.10
 6/30/2001          17243.14          16292.85           16182.09          16172.78
 7/31/2001          17538.59          16613.11           16482.56          16467.87
 8/31/2001          17666.47          16761.59           16605.45          16588.48
 9/30/2001          17904.90          16999.92           16826.18          16817.97
10/31/2001          18142.67          17252.51           17041.01          17033.83
11/30/2001          17990.07          17033.92           16878.46          16854.92
12/31/2001          17936.51          16882.71           16796.17          16764.20
 1/31/2002          18117.85          17056.46           16967.01          16928.04
 2/28/2002          18302.47          17267.15           17149.37          17105.87
 3/31/2002          18128.91          17018.68           16970.51          16909.82
 4/30/2002          18447.67          17373.70           17267.15          17212.75
 5/31/2002          18568.36          17546.17           17380.29          17326.77
 6/30/2002          18717.73          17673.05           17516.23          17467.05
 7/31/2002          18934.70          17868.82           17716.05          17665.07
 8/31/2002          19066.62          18052.83           17854.48          17805.39
 9/30/2002          19224.40          18199.23           17998.30          17964.99
10/31/2002          19283.70          18230.88           18037.54          17991.20
11/30/2002          19301.92          18229.73           18040.92          17984.54
12/31/2002          19493.86          18441.89           18235.05          18184.35
 1/31/2003          19543.17          18486.81           18279.04          18221.77
 2/28/2003          19641.00          18580.26           18380.03          18326.91
 3/31/2003          19654.86          18578.21           18372.11          18315.70
 4/30/2003          19700.40          18640.54           18416.29          18363.75
 5/31/2003          19701.09          18682.08           18437.47          18415.62

                                   [END CHART]

                 DATA FROM 5/31/93 THROUGH 5/31/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust to the following benchmarks:

                 o The Lehman Brothers GNMA 30-Year Index, an unmanaged index of pass-through securities with an original maturity of 30 years.

                 o The Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

                 o The Lipper GNMA Funds Average, an unmanaged index of peer funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MARGARET "DIDI" WEINBLATT, Ph.D., CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA GNMA Trust had a total return of 6.49% for the year ended May 31, 2003. This compares to a 6.15% return for the average fund in the Lipper GNMA Funds category and 6.10% for the Lehman Brothers GNMA 30-Year Index.

    [LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]
       CONSISTENT RETURN            PRESERVATION                EXPENSE

                 Lipper named the Fund a Lipper Leader for consistent return, preservation, and expense within the Lipper GNMA Funds category for the three-year period ending May 31, 2003.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MAY 31, 2003. LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF MAY 31, 2003. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF MAY 31, 2003. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE CONSISTENT RETURN, PRESERVATION, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

                 THE USAA GNMA TRUST IN LIPPER'S INTERMEDIATE GOVERNMENT FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 49 FUNDS, FOR 5 YEARS AMONG 42 FUNDS, AND FOR 10 YEARS AMONG 21 FUNDS FOR CONSISTENT RETURN; FOR 3 YEARS AMONG 3,643 FUNDS, FOR 5 YEARS AMONG 3,093 FUNDS, AND FOR 10 YEARS AMONG 1,284 FUNDS FOR PRESERVATION; FOR 3 YEARS AMONG 130 FUNDS, FOR 5 YEARS AMONG 118 FUNDS, AND FOR 10 YEARS AMONG 65 FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                             * * * *

                        THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                      RATING(TM) OF 4 STARS IN THE INTERMEDIATE GOVERNMENT FUNDS
                        CATEGORY (278 FUNDS IN CATEGORY) FOR THE PERIOD ENDING
                                           MAY 31, 2003.

WHAT WAS THE OVERALL MARKET ENVIRONMENT, AND HOW DID MORTGAGE-BACKED SECURITIES PERFORM?

                 In light of the sluggish economy, interest rates continued to fall throughout the reporting year and are now at 45-year lows. Such an environment resulted in a good year for those bonds with the highest interest-rate sensitivity that could not be called or prepaid.

                 Mortgage-backed securities, however, can be prepaid or called away. They underperformed Treasuries and other call-protected securities as homeowners refinanced their mortgages at a record pace to take advantage of the lower interest rates. While refinancing has helped the economy, it hasn't been good for owners of GNMA securities. That's because when people refinance, they pay off their old mortgages and the proceeds are passed through to holders of GNMAs. As a Fund, we then have to go out and reinvest these proceeds at current, but lower, interest rates. This means we have less income to pay out to shareholders.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA GNMA TRUST WAS RATED AGAINST THE FOLLOWING NUMBER OF INTERMEDIATE GOVERNMENT FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 5/31/03: 278 FUNDS IN THE LAST THREE YEARS, 243 FUNDS IN THE LAST FIVE YEARS, AND 115 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THE INTERMEDIATE GOVERNMENT FUNDS, THE USAA GNMA TRUST RECEIVED A MORNINGSTAR RATING OF 3 STARS FOR THE THREE- AND FIVE-YEAR PERIODS AND 4 STARS FOR THE 10-YEAR PERIOD.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT STRATEGIES DID YOU PURSUE GIVEN THE WAVE OF REFINANCING?

                 As rates fell, we bought lower-coupon GNMAs, which are less sensitive to prepayment. Another factor in our ability to outperform the Lipper GNMA Funds average was our investment in Treasury inflation-protected securities (TIPS). TIPS are unique among fixed-income securities because their principal is indexed to inflation, so they protect against rising inflation while also giving us beneficial exposure to the Treasury market. Like GNMAs, TIPS are backed by the full faith and credit of the U.S. government. In the face of deflation fears, we reduced our exposure to TIPS at the end of the reporting period to lock in profits after their strong performance run. With rates so low, we also carefully managed the Fund's interest-rate sensitivity to defend against rising rates.

WHAT'S YOUR OUTLOOK?

                 The U.S. economy has yet to show signs that a sustainable recovery is under way, and therefore we were not surprised that the Federal Reserve Board cut interest rates again in June. Given today's historically low rates and the stimulative effect of the government's monetary and fiscal (tax) policies, it's important to maintain protection against rising interest rates. So we're attempting to strike the right balance, and this is reflected in the Fund's duration (a measure of interest-rate sensitivity), which ended the reporting period neutral to the universe of GNMA securities. We expect that in a rising-rate environment, prepayments will begin to slow and mortgage-backed securities may outperform other fixed-income securities. The Fund has a strong track record, with a 4-star overall rating from Morningstar, and we are working hard to continue to provide stable, competitive returns. We thank you, the Fund's shareholders, for the opportunity and privilege of serving you.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  COUPON RATE COMPOSITION
                     OF MORTGAGE POOLS

   [CHART OF COUPON RATE COMPOSITION OF MORTGAGE POOLS]

COUPON RATE %                            CATEGORY PERCENTAGE
5.00                                            4.5%

5.50                                           10.8%

6.00                                           23.5%

6.50                                           34.7%

6.75                                            0.4%

7.00                                           17.2%

7.50                                            4.4%

8.00                                            4.3%

8.50                                            0.1%

9.00                                            0.1%

                       AVERAGE COUPON RATE 6.41%




                        HISTORICAL YIELD CURVE*

                   [CHART OF HISTORICAL YIELD CURVE]

                   5/31/02          5/30/03          CHANGE
                   -------          -------          ------
3 MONTH             1.720%           1.098%         -0.6226%
6 MONTH             1.883            1.083          -0.7994
 2 YEAR             3.193            1.322          -1.8711
 3 YEAR             3.680            1.565          -2.1152
 5 YEAR             4.353            2.289          -2.0640
10 YEAR             5.043            3.370          -1.6728
30 YEAR             5.615            4.376          -1.2384

                              [END CHART]

                  * YIELD OF TREASURY BILLS, NOTES, AND BONDS.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                           ASSET ALLOCATION
                               5/31/03

                   [PIE CHART OF ASSET ALLOCATION]

30-Year Fixed-Rate Single-Family Mortgages                      77.1%

Collaterized Mortgage Obligations                               11.3%

Repurchase Agreements                                           10.4%

15-Year Fixed-Rate Single-Family Mortgages                       6.3%

U.S. Treasury Inflation-Indexed Note                             1.5%

                             [END CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14 AND 15.

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

USAA GNMA TRUST:

                 We have audited the accompanying statement of assets and liabilities of USAA GNMA Trust (a portfolio of USAA Investment Trust), including the portfolio of investments, as of May 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2002, and the financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors, whose report dated July 5, 2002, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA GNMA Trust at May 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 July 11, 2003

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2003

PRINCIPAL                                                                      MARKET
   AMOUNT    SECURITY                                                           VALUE
-------------------------------------------------------------------------------------
             U.S. GOVERNMENT & AGENCY ISSUES (96.2%)

             GOVERNMENT NATIONAL MORTGAGE ASSN. I, SINGLE FAMILY (55.7%)
$ 49,694     5.50%, 3/15/2033                                               $  52,024
 101,776     6.00%, 12/15/2016 - 1/15/2033                                    106,794
 134,324     6.50%, 5/15/2028 - 12/15/2099                                    140,851
   2,354     6.75%, 5/15/2028                                                   2,477
  79,851     7.00%, 4/15/2027 - 7/15/2032                                      84,209
  21,664     7.50%, 2/15/2028 - 11/15/2031                                     23,062
   7,020     8.00%, 1/15/2022 - 9/15/2030                                       7,628
     700     8.50%, 6/15/2021 - 7/15/2022                                         770
     589     9.00%, 7/15/2021                                                     657
                                                                            ---------
                                                                              418,472
                                                                            ---------

             GOVERNMENT NATIONAL MORTGAGE ASSN. II, SINGLE FAMILY (24.2%)
  25,000     5.00%, 5/20/2033                                                  25,766
  10,000     5.50%, 4/20/2033                                                  10,442
  48,345     6.00%, 3/20/2031 - 9/20/2032                                      50,388
  57,952     6.50%, 5/20/2031 - 6/20/2032(a)                                   60,474
  14,447     7.00%, 9/20/2030                                                  15,172
   2,343     7.50%, 4/20/2031                                                   2,478
  16,161     8.00%, 12/20/2022 - 8/20/2030                                     17,322
                                                                            ---------
                                                                              182,042
                                                                            ---------

             GOVERNMENT NATIONAL MORTGAGE ASSN. I, COLLATERALIZED
             MORTGAGE OBLIGATIONS (11.3%)
  15,000     5.00%, 7/20/2026                                                  15,274
  15,000     5.50%, 3/16/2032                                                  15,881
  10,000     5.86%, 10/16/2023                                                 11,355
  10,000     6.00%, 2/20/2028                                                  10,102
  15,000     6.08%, 6/16/2021                                                  17,033
  15,000     6.50%, 8/20/2027                                                  15,279
                                                                            ---------
                                                                               84,924
                                                                            ---------

             FANNIE MAE NOTES, SINGLE FAMILY (3.5%)
   6,822     6.00%, 2/01/2017                                                   7,110
  18,611     6.50%, 10/01/2016 - 12/01/2016                                    19,551
                                                                            ---------
                                                                               26,661
                                                                            ---------

             U.S. TREASURY INFLATION-INDEXED NOTES (1.5%)(c)
  10,243     3.00%, 7/15/2012                                                  11,373
                                                                            ---------
             Total U.S. government & agency issues (cost: $701,557)           723,472
                                                                            ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2003

PRINCIPAL                                                                             MARKET
   AMOUNT    SECURITY                                                                  VALUE
--------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (10.4%)

$  65,000    CR Suisse First Boston Corp., 1.30%, acquired on 5/30/2003 and due on 6/02/2003 at $65,000 (collateralized by $85,765 in GNMA securities, 0.0%-7.5% due between 8/15/2003 and 5/15/2038;
             market value of $66,300)(b)                                            $ 65,000
   12,863    Bank One Capital Markets, Inc., 1.35%, acquired on 5/30/2003 and due on 6/02/2003 at $12,863 (collateralized by a $13,135 U.S.
             Treasury bill, due 6/26/2003; market value of $13,123)(b)                12,863
                                                                                    --------
             Total repurchase agreements (cost: $77,863)                              77,863
                                                                                    --------

             TOTAL INVESTMENTS (COST: $779,420)                                     $801,335
                                                                                    ========

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GNMA TRUST
MAY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) At May 31, 2003, the cost of securities purchased on a when-issued basis was $52,643,000.

          (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is at least 102% of the resale price of the repurchase agreement.

          (c) Treasury inflation-protected securities trade at prevailing real, or after inflation, interest rates. The principal value adjusts periodically to the rate of inflation. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2003

ASSETS

   Investments in securities, at market value (identified cost of $779,420)    $801,335
   Cash                                                                             273
   Receivables:
      Capital shares sold                                                           669
      Interest                                                                    3,606
                                                                               --------
         Total assets                                                           805,883
                                                                               --------

LIABILITIES

   Securities purchased (when-issued of $52,643)                                 52,643
   Capital shares redeemed                                                          617
   USAA Investment Management Company                                               122
   USAA Transfer Agency Company                                                      67
   Accounts payable and accrued expenses                                             55
   Dividends on capital shares                                                      585
                                                                               --------
         Total liabilities                                                       54,089
                                                                               --------
               Net assets applicable to
               capital shares outstanding                                      $751,794
                                                                               ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                             $760,941
   Accumulated net realized loss on investments                                 (31,062)
   Net unrealized appreciation of investments                                    21,915
                                                                               --------
               Net assets applicable to
               capital shares outstanding                                      $751,794
                                                                               ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                               74,013
                                                                               ========
   Net asset value, redemption price, and offering price per share             $  10.16
                                                                               ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GNMA TRUST
YEAR ENDED MAY 31, 2003

NET INVESTMENT INCOME

   Interest income                                             $34,527
                                                               -------
   Expenses:
      Management fees                                            1,044
      Administrative and servicing fees                          1,058
      Transfer agent's fees                                        784
      Custodian's fees                                             137
      Postage                                                       38
      Shareholder reporting fees                                    60
      Trustees' fees                                                 6
      Registration fees                                             78
      Professional fees                                             50
      Other                                                         10
                                                               -------
          Total expenses                                         3,265
      Expenses paid indirectly                                      (7)
                                                               -------
          Net expenses                                           3,258
                                                               -------
               Net investment income                            31,269
                                                               -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                             8,198
   Change in net unrealized appreciation/depreciation            3,451
                                                               -------
               Net realized and unrealized gain                 11,649
                                                               -------
Increase in net assets resulting from operations               $42,918
                                                               =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GNMA TRUST
YEARS ENDED MAY 31,

                                                              2003          2002
                                                         -----------------------
FROM OPERATIONS

   Net investment income                                 $  31,269     $  29,987
   Net realized gain (loss) on investments                   8,198        (1,332)
   Change in net unrealized appreciation/depreciation
      of investments                                         3,451        10,882
                                                         -----------------------
      Increase in net assets resulting
          from operations                                   42,918        39,537
                                                         -----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                   (38,958)      (29,983)
                                                         -----------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                               301,214       181,610
   Reinvested dividends                                     30,830        22,928
   Cost of shares redeemed                                (173,367)     (101,576)
                                                         -----------------------
      Increase in net assets from
          capital share transactions                       158,677       102,962
                                                         -----------------------
Net increase in net assets                                 162,637       112,516

NET ASSETS

   Beginning of period                                     589,157       476,641
                                                         -----------------------
   End of period                                         $ 751,794     $ 589,157
                                                         =======================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                              29,537        18,158
   Shares issued for dividends reinvested                    3,020         2,284
   Shares redeemed                                         (17,008)      (10,162)
                                                         -----------------------
      Increase in shares outstanding                        15,549        10,280
                                                         =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GNMA TRUST
MAY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

               USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA GNMA Trust (the Fund). The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

                 A. SECURITY VALUATION - The value of each security is
                    determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                    1. Government securities are valued each business day by
                       a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                    2. Securities purchased with maturities of 60 days or
                       less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                    3. Securities which cannot be valued by the methods set
                       forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2003

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

                 D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended May 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $7,000.

                 E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery
                    and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of May 31, 2003, net outstanding when-issued commitments for the Fund were $52,643,000.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2003

                 F. USE OF ESTIMATES - The preparation of financial
                    statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

               The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

               Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

               The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2003

               for the period. The Fund had no borrowings under either of these agreements during the year ended May 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

               The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by $9,000, increase accumulated undistributed net investment income by $7,689,000, and increase accumulated net realized loss on investments by $7,698,000. This reclassification has no effect on net assets.

               The tax character of distributions paid during the years ended May 31, 2003 and 2002, was as follows:


                                              2003               2002
                                      -------------------------------

               Ordinary income*       $ 38,958,000       $ 29,983,000


               * INCLUDES DISTRIBUTION OF SHORT-TERM REALIZED CAPITAL GAINS, IF
                 ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.

               As of May 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:


               Undistributed ordinary income            $     585,000

               Accumulated capital and other losses       (31,062,000)

               Unrealized appreciation                     21,915,000

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2003

               Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2003, the Fund had a current post-October deferred capital loss of $4,622,000 and capital loss carryovers of $26,440,000 for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2005 and 2010. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

               Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2003, were $629,776,000 and $485,030,000, respectively.

               The cost of securities at May 31, 2003, for federal income tax purposes, was $779,420,000.

               Gross unrealized appreciation and depreciation of investments as of May 31, 2003, for federal income tax purposes, were $22,103,000 and $188,000, respectively, resulting in net unrealized appreciation of $21,915,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

               The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2003

               securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities on loan as of May 31, 2003.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's
                    investment policies and manages the Fund's portfolio. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets.

                    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended May 31, 2003, the performance period consisted of the previous 22-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2003

                    (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                        +/- 0.04%

+/- 0.51% to 1.00%                        +/- 0.05%

+/- 1.01% and greater                     +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

                    For the year ended May 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $1,044,000, which included a performance adjustment of $162,000.

                 B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,058,000.

                 C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                    d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended May 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $784,000.

                 D. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2003

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

               Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

               The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are secured by obligations backed by the full faith and credit of the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2003

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                     YEAR ENDED MAY 31,
                                           ---------------------------------------------------------------------------
                                               2003              2002              2001          2000             1999
                                           ---------------------------------------------------------------------------
Net asset value at beginning of period     $  10.08          $   9.89          $   9.37      $  10.00         $  10.32
                                           ---------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income                        .56               .57(b)            .66           .64              .65
   Net realized and unrealized gain (loss)      .08               .19(b)            .52          (.63)            (.32)
                                           ---------------------------------------------------------------------------
Total from investment operations                .64               .76              1.18           .01              .33
Less distributions:
   From net investment income                  (.56)             (.57)             (.66)         (.64)            (.65)
                                           ---------------------------------------------------------------------------
Net asset value at end of period           $  10.16          $  10.08          $   9.89      $   9.37         $  10.00
                                           ===========================================================================
Total return (%)*                              6.49              7.83             12.91           .21             3.15
Net assets at end of period (000)          $751,794          $589,157          $476,641      $414,435         $500,464
Ratio of expenses to
   average net assets (%)**                     .46(a)            .41               .32           .32              .31
Ratio of net investment income to
   average net assets (%)**                    4.43              5.62(b)           6.74          6.77             6.24
Portfolio turnover (%)                        74.64             44.77             94.72         80.06            64.93

 * Assumes reinvestment of all dividend income distributions during the period. ** For the year ended May 31, 2003, average net assets were $705,768,000.
(a) Reflects total expenses excluding any fee-offset arrangements, which had no impact on this ratio.
(b) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without that change, these amounts would have been:
           Net investment income                                   $    .57
           Net realized and unrealized gain (loss)                 $    .19
           Ratio of expenses to average net assets                     5.63%

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2003

(10) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

               On May 29, 2002, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on February 1, 1991. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

30

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company
                 (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
                 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS, AND THE TRUST WILL BE IDENTIFIED AS THE COMPANY.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946
                 Year of Election or Appointment: 1996

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                    Directors
                 Born: December 1960
                 Year of Election or Appointment: 2001

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

32

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3,4,5,6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3,4,5,6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3,4,5,6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D.(3,4,5,6)
                 Director
                 Born: February 1950
                 Year of Election or Appointment: 2000

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2,3,4,5,6)
                 Director
                 Born: July 1943
                 Year of Election or Appointment: 1992

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF
                     THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO,
                     TX 78265-9430.

34

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial
                 Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

36

 N O T E S
==========----------------------------------------------------------------------

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           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

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           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

             TRUSTEES    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

 INDEPENDENT AUDITORS    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
    USAA TOUCHLINE(R)    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                 Recycled
                                                                   Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23413-0703                                   (C)2003, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

Item not required because Registrant's fiscal year ended May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Item not yet required because Registrant's fiscal year ended on May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003.




ITEM 4-8.  (RESERVED)




ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.